Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended											12 Months Ended
	Dec. 31, 2015 USD ($) Item shares	Nov. 30, 2015 shares	Oct. 31, 2015 shares	Jun. 30, 2015 USD ($) shares	Apr. 30, 2015 shares	Jan. 31, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Apr. 30, 2013 USD ($) shares	Jan. 31, 2013 USD ($) shares	Apr. 30, 2012 shares	May. 31, 2001 shares	Dec. 31, 2015 USD ($) Item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Feb. 28, 2006 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding | Item	1											1
Stock option authorized for each non-employee director											15,000
Shares authorized under stock option plan											3,300,000				2,000,000
Stock option granted period in years, minimum											2 years
Stock option granted period in years, maximum											3 years
Number of stock options granted												851,869	60,000	60,000
Allocated Share-based Compensation Expense | $												$ 1,685	$ 309	$ 1,536
Options exercisable at period end	1,130,869											1,130,869
Unrecognized compensation expense related to non-vested stock options granted | $													10	201
Fair value of stock options vested | $												$ 1,515	$ 153	$ 1,765
Options Outstanding - Weighted Average Remaining Contractual Life												44 months	12 months	22 months
Weighted average fair value of option granted | $ / shares												$ 1.78	$ 2.55	$ 1.88
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiry period in years											10 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which return on equity to be achieved in order to grant stock options										9 months
Number of stock options granted							328,500		415,500
Allocated Share-based Compensation Expense | $						$ 170	$ 156		$ 502
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted										831,000
Number of stock options approved to be granted, rate of return on equity										10.00%
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted										277,000
Number of stock options approved to be granted, rate of return on equity										6.00%
2013 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted												60,000
Exercisable period, start date												May 31, 2013
Exercisable period, end date												May 31, 2016
2013 Grant | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable at period end						159,000
Exercisable period, start date						Apr. 26, 2015
Exercisable period, end date						Apr. 24, 2017
Extension of exercisable period						2 years
Stock Repurchase Programs 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares													2,669,413
Stock repurchase program cancelled, date													Nov. 28, 2014
Average repurchase price for repurchase program | $ / shares													$ 6.56
April Twenty Eight Twenty Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares												3,000,000
Stock repurchase program cancelled, date												May 29, 2015
Average repurchase price for repurchase program | $ / shares												$ 5.50
August Third Twenty Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares												3,518,750
Stock repurchase program cancelled, date												Sep. 04, 2015
Average repurchase price for repurchase program | $ / shares												$ 5.50
Director | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted	776,869	776,869	776,869		776,869
Number of stock options granted				75,000				600,000
Allocated Share-based Compensation Expense | $				$ 141				$ 921				$ 1,374